OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets

	December 31,
	2011	2012
Cost:

Know-how	$1,056	$1,082
Patents	3,385	3,490
Technology	12	18

	4,453	4,590
Accumulated amortization:

Know-how	1,056	1,082
Patents	3,197	3,326
Technology	10	11

	4,263	4,419

Other intangibles, net	$190	$171

Schedule of Amortization of Intangible Assets

December 31,

2013	43
2014	36
2015	27
2016	19
2017 and thereafter	46

$171